Repurchase Agreements - Non Trading	12 Months Ended
Dec. 31, 2022
Disclosure Of Repurchase Agreements [Abstract]
Repurchase Agreements - Non Trading
25. REPURCHASE AGREEMENTS – NON TRADING

		Group
	2022	2021
	£m	£m
Agreements with banks(1)	50	43
Agreements with customers(1)	7,932	11,675
	7,982	11,718
(1) In 2022, an administrative error was identified where some repurchase agreements had been incorrectly classified as 'agreements with banks, rather than 'agreements with customers'. As a result, the balance for
2021 has been restated to reclassify £4,102m from 'agreements with banks' to 'agreements with customers'.